Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 569,997,133	$ 20,547,842	$ 476,978,710	$ 413,182,184
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	272,543,899	9,824,942	218,666,071	198,916,897
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	49,978,736	1,801,685	47,271,074	42,658,686
EMS
Disclosure of products and services [line items]
Operating revenue	239,488,267	8,633,319	204,690,669	165,789,479
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 7,986,231	$ 287,896	$ 6,350,896	$ 5,817,122